INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 86	$ 86
Additions based on tax positions taken in prior years	27	0
Balance at end of year	$ 113	$ 86